LEASES - Finance Lease Liability, Maturities (Details)	Dec. 31, 2022 USD ($)
Leases [Abstract]
Finance Lease, Liability, to be Paid, Year One	$ 5,000
Finance Lease, Liability, to be Paid, Year Two	0
Finance Lease, Liability, to be Paid, Year Three	0
Finance Lease, Liability, to be Paid, Year Four	0
Finance Lease, Liability, to be Paid, Year Five	0
Finance Lease, Liability, to be Paid, after Year Five	$ 0